SECURITIES - Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($)
Gross Unrealized Losses
Less Than Twelve Months	$ (357)	$ (130)
Over Twelve Months	(79)	0
Total Unrealized Losses	(436)	(130)
Fair Value
Less Than Twelve Months	35,626	16,128
Over Twelve Months	5,527	0
Gross Unrealized Losses
Less Than Twelve Months	(126)	0
Over Twelve Months	0	0
Total Unrealized Losses	(126)	0
Fair Value
Less Than Twelve Months	6,450	0
Over Twelve Months	0	0
Gross Unrealized Losses
Less Than Twelve Months	(483)	(130)
Over Twelve Months	(79)	0
Total Unrealized Losses	(562)	(130)
Fair Value
Less Than Twelve Months	42,076	16,128
Over Twelve Months	$ 5,527	0
Number of securities in loss position | security	55
U.S. Treasury securities
Gross Unrealized Losses
Less Than Twelve Months	$ (20)	0
Over Twelve Months	0	0
Total Unrealized Losses	(20)	0
Fair Value
Less Than Twelve Months	5,347	0
Over Twelve Months	0	0
Gross Unrealized Losses
Less Than Twelve Months	0	0
Over Twelve Months	0	0
Total Unrealized Losses	0	0
Fair Value
Less Than Twelve Months	0	0
Over Twelve Months	0	0
U.S. Government Sponsored Enterprises (GSEs)
Gross Unrealized Losses
Less Than Twelve Months	(57)	(34)
Over Twelve Months	(46)	0
Total Unrealized Losses	(103)	(34)
Fair Value
Less Than Twelve Months	1,946	2,051
Over Twelve Months	1,899	0
Gross Unrealized Losses
Less Than Twelve Months	0	0
Over Twelve Months	0	0
Total Unrealized Losses	0	0
Fair Value
Less Than Twelve Months	0	0
Over Twelve Months	0	0
State and municipal securities
Gross Unrealized Losses
Less Than Twelve Months	(66)	(58)
Over Twelve Months	0	0
Total Unrealized Losses	(66)	(58)
Fair Value
Less Than Twelve Months	6,270	4,979
Over Twelve Months	0	0
Gross Unrealized Losses
Less Than Twelve Months	(126)	0
Over Twelve Months	0	0
Total Unrealized Losses	(126)	0
Fair Value
Less Than Twelve Months	6,450	0
Over Twelve Months	0	0
Corporate debt securities
Gross Unrealized Losses
Less Than Twelve Months	(35)	(5)
Over Twelve Months	0	0
Total Unrealized Losses	(35)	(5)
Fair Value
Less Than Twelve Months	2,995	1,495
Over Twelve Months	0	0
Gross Unrealized Losses
Less Than Twelve Months	0	0
Over Twelve Months	0	0
Total Unrealized Losses	0	0
Fair Value
Less Than Twelve Months	0	0
Over Twelve Months	0	0
Asset based securities
Gross Unrealized Losses
Less Than Twelve Months	(21)	0
Over Twelve Months	(3)	0
Total Unrealized Losses	(24)	0
Fair Value
Less Than Twelve Months	2,842	960
Over Twelve Months	879	0
Gross Unrealized Losses
Less Than Twelve Months	0	0
Over Twelve Months	0	0
Total Unrealized Losses	0	0
Fair Value
Less Than Twelve Months	0	0
Over Twelve Months	0	0
Mortgage-backed GSE residential/multifamily and non-GSE
Gross Unrealized Losses
Less Than Twelve Months	(158)	(33)
Over Twelve Months	(30)	0
Total Unrealized Losses	(188)	(33)
Fair Value
Less Than Twelve Months	16,226	6,643
Over Twelve Months	2,749	0
Gross Unrealized Losses
Less Than Twelve Months	0	0
Over Twelve Months	0	0
Total Unrealized Losses	0	0
Fair Value
Less Than Twelve Months	0	0
Over Twelve Months	$ 0	$ 0